Trade Accounts Receivable, Net - Accounts Receivable, Net (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Trade Accounts Receivable, Net
Loans to employees			$ 87	$ 119
Others			8,127	7,321
Trade accounts receivable, Net	$ 2,684		48,319	43,192
The Coca-Cola company
Trade Accounts Receivable, Net
Current receivables due from related parties			1,219	491
Heineken Group
Trade Accounts Receivable, Net
Current receivables due from related parties			26	268
Gross carrying amount
Trade Accounts Receivable, Net
Trade accounts receivable			42,287	37,972
Carrying Amount, Gross
Trade Accounts Receivable, Net
Trade accounts receivable, Net			51,746	46,171
Accumulated impairment
Trade Accounts Receivable, Net
Trade accounts receivable, Net			$ (3,427)	$ (2,979)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4